SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of preparation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Current assets (liabilities)	$ (2,517,016)	¥ (16,424,000)	¥ (20,501,636)
Unutilized banking facilities		156,318,000
Unutilized banking facilities subject to renewal		130,371,000
Unutilized banking facilities, renewal term	12 months
Amount is recognized in consideration for goodwill		¥ 0